Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity-Based Awards

Historically, our Compensation Committee has met to approve annual equity-based awards following the release of earnings data for the preceding year. The date on which the Committee has met for this purpose has varied from year to year, primarily based on the schedules of Committee members and the availability of data requested by the Committee. Off-cycle awards are not often made, but should they occur, their timing would be dictated by the event precipitating the award (e.g., new hire, promotion, etc.) and by the schedules of the Committee members approving the award. Should material non-public information exist at the time that equity-based awards are approved, the Committee would consider the anticipated effect of the material non-public information on our share price and would take such effect into account when sizing the awards. We do not time the release of material information to affect the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Should material non-public information exist at the time that equity-based awards are approved, the Committee would consider the anticipated effect of the material non-public information on our share price and would take such effect into account when sizing the awards.
MNPI Disclosure Timed for Compensation Value	false